Financial instruments and risk management (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Currency and Interest Rate Profile of Loans and Borrowings

The table below reflects the currency and interest rate profile of our loans and borrowings after the impact of hedging.

	2019			2018			2017
At 31 March	Fixed rate interest £m	Floating rate interest £m	Total £m	Fixed rate interest £m	Floating rate interest £m	Total £m	Fixed rate interest £m	Floating rate interest £m	Total £m

Sterling	13,556	3,825	17,381	11,990	1,720	13,710	9,633	1,864	11,497
Euro	–	589	589	–	509	509	–	641	641
Total	13,556	4,414	17,970	11,990	2,229	14,219	9,633	2,505	12,138
Ratio of fixed to floating	75%	25%	100%	84%	16%	100%	79%	21%	100%
Weighted average effective
fixed interest rate – sterling	4.0%			4.4%			4.9%

Summary of Impact on Equity, Before Tax, of a 1% Increase in Interest

The impact on equity, before tax, of a 1% increase in interest rates and a 10% strengthening in sterling against other currencies is as detailed below:

At 31 March	2019 £m Increase (reduce)	2018 £m Increase (reduce)	2017 £m Increase (reduce)

Sterling interest rates	672	628	554
US dollar interest rates	(350)	(267)	(348)
Euro interest rates	(399)	(401)	(229)
Sterling strengthening	(219)	(236)	(269)

Summary of Credit Ratings

BT Group plc’s credit ratings were as detailed below:

	2019		2018		2017
At 31 March	Rating	Outlook	Rating	Outlook	Rating	Outlook

Rating agency
Moody’s	Baa2	Stable	Baa2	Stable	Baa1	Negative
Standard & Poor’s	BBB	Stable	BBB+	Negative	BBB+	Negative

Remaining Contractually-Agreed Cash Flows Including Interest Payable for Non-Derivative Financial Liabilities on Undiscounted Basis

The following table provides an analysis of the remaining contractually-agreed cash flows including interest payable for our non- derivative financial liabilities on an undiscounted basis, which therefore differs from both the carrying value and fair value.

Non-derivative financial liabilities At 31 March 2019	Loans and other borrowings £m	Interest on loans and other borrowings £m	Trade and other payables £m	Provisions £m	Total £m

Due within one year	2,883	584	5,195	39	8,701
Between one and two years	1,309	528	–	33	1,870
Between two and three years	15	520	–	35	570
Between three and four years	1,463	519	–	14	1,996
Between four and five years	964	505	–	12	1,481
After five years	12,036	4,345	–	127	16,508
	18,670	7,001	5,195	260	31,126
Interest payments not yet accrued	–	(6,744)	–	–	(6,744)
Fair value adjustment	50	–	–	–	50
Impact of discounting	–	–	–	(29)	(29)
Carrying value on the balance sheetab	18,720	257	5,195	231	24,403

Non-derivative financial liabilities At 31 March 2018	Loans and other borrowings £m	Interest on loans and other borrowings £m	Trade and other payables £m	Provisions £m	Total £m

Due within one year	2,120	468	4,961	54	7,603
Between one and two years	1,192	421	–	34	1,647
Between two and three years	1,332	381	–	25	1,738
Between three and four years	18	374	–	43	435
Between four and five years	1,489	372	–	19	1,880
After five years	8,943	3,300	–	197	12,440
	15,094	5,316	4,961	372	25,743
Interest payments not yet accrued	–	(5,147)	–	–	(5,147)
Fair value adjustment	73	–	–	–	73
Impact of discounting	–	–	–	(72)	(72)
Carrying value on the balance sheetab	15,167	169	4,961	300	20,597

Non-derivative financial liabilities At 31 March 2017	Loans and other borrowings £m	Interest on loans and other borrowings £m	Trade and other payables £m	Provisions £m	Total £m

Due within one year	2,602	532	5,298	62	8,494
Between one and two years	1,614	415	–	41	2,070
Between two and three years	1,166	364	–	21	1,551
Between three and four years	1,295	327	–	18	1,640
Between four and five years	12	319	–	17	348
After five years	6,868	2,726	–	310	9,904
	13,557	4,683	5,298	469	24,007
Interest payments not yet accrued	–	(4,494)	–	–	(4,494)
Fair value adjustment	150	–	–	–	150
Impact of discounting	–	–	–	(177)	(177)
Carrying value on the balance sheetab	13,707	189	5,298	292	19,486

[a] Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

[b] The carrying amount of trade receivables and other payables excludes £1,479m (2017/18: £1,326m, 2016/17: £1,298m) of non-current trade and other payables and £632m (2017/18: £2,229m, 2016/17: £2,178m) of other taxation and social security and deferred income.

Disclosure Of Maturity Analysis For Derivative Financial Liabilities Explanatory

The following table provides an analysis of the contractually agreed cash flows in respect of the group’s derivative financial instruments. Cash flows are presented on a net or gross basis in accordance with the settlement arrangements of the instruments.

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysed based on holding instrument to maturity
Derivative financial liabilities At 31 March 2019	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m

Due within one year	167	1,007	(950)	224	82	1,007	(950)	139
Between one and two years	128	541	(489)	180	77	541	(489)	129
Between two and three years	131	131	(96)	166	71	131	(96)	106
Between three and four years	163	633	(591)	205	71	633	(591)	113
Between four and five years	207	1,095	(1,042)	260	71	1,095	(1,042)	124
After five years	43	3,790	(3,660)	173	467	3,790	(3,660)	597
Total[b]	839	7,197	(6,828)	1,208	839	7,197	(6,828)	1,208

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysed based on holding instrument to maturity
Derivative financial liabilities At 31 March 2018	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m

Due within one year	140	587	(547)	180	91	587	(547)	131
Between one and two years	135	183	(166)	152	91	183	(166)	108
Between two and three years	156	442	(446)	152	85	69	(47)	107
Between three and four years	143	52	(29)	166	80	68	(47)	101
Between four and five years	161	52	(29)	184	80	68	(47)	101
After five years	291	2,234	(2,149)	376	599	2,575	(2,512)	662
Total[b]	1,026	3,550	(3,366)	1,210	1,026	3,550	(3,366)	1,210

	Derivatives – Analysed by earliest payment date[a]				Derivatives – Analysed based on holding instrument to maturity
Derivative financial liabilities At 31 March 2017	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m	Net settled £m	Gross settled outflows £m	Gross settled inflows £m	Total £m

Due within one year	291	582	(576)	297	92	582	(576)	98
Between one and two years	296	1,139	(1,097)	338	92	1,139	(1,097)	134
Between two and three years	198	—	—	198	92	—	—	92
Between three and four years	114	—	—	114	88	—	—	88
Between four and five years	104	—	—	104	83	—	—	83
After five years	123	—	—	123	679	—	—	679
Total[b]	1,126	1,721	(1,673)	1,174	1,126	1,721	(1,673)	1,174

[a] Certain derivative financial instruments contain break clauses whereby either the group or bank counterparty can terminate the swap on certain dates and the mark to market position is settled in cash.

[b] Foreign currency-related cash flows were translated at closing rates as at the relevant reporting date. Future variable interest rate cash flows were calculated using the most recent rate applied at the relevant balance sheet date.

Summary of Maximum Credit Risk Exposure of Financial Assets

The maximum credit risk exposure of the group’s financial assets at the balance sheet date is as follows:

At 31 March	Notes	2019 £m	2018 £m	2017 £m

Derivative financial assets		1,592	1,509	2,246
Investments	21	17,005	16,578	13,346
Trade and other receivables[c]	16	1,782	2,533	2,754
Contract assets	6	1,602	—	—
Cash and cash equivalents	22	1,664	521	526
		23,645	21,141	18,872

[c] The carrying amount excludes £445m (2017/18: £317m, 2016/17: £360m) of non-current trade and other receivables which relate to non-financial assets, and £1,456m (2017/18: £1,496m, 2016/17: £1,106m) of prepayments, deferred contract costs and other receivables.

Summary of Credit Quality and Credit Concentration of Cash Equivalents, Current Asset Investments and Derivative Financial Assets

The credit quality and credit concentration of cash equivalents, current asset investments and derivative financial assets are detailed in the tables below. Where the opinion of Moody’s and S&P differ, the lower rating is used.

Moody’s/S&P credit rating of counterparty	2019 £m	2018 £m	2017 £m

Aa2/AA and above	2,522	2,575	1,444
Aa3/AA–	1,376	313	208
A1/A+[a]	1,145	651	952
A2/Aa	649	628	370
A3/A–[a]	50	180	204
Baa1/BBB+[a]	75	59	561
Baa2/BBB and below[a]	160	207	86
	5,977	4,613	3,825

[a] We hold cash collateral of £638m (2017/18: £492m, 2016/17: £702m) in respect of derivative financial assets with certain counterparties.

Summary of Offsetting of Financial Assets and Liabilities

The table below shows our financial assets and liabilities that are subject to offset in the group’s balance sheet and the impact of enforceable master netting or similar agreements.

		Related amounts not set off in the balance sheet
Financial assets and liabilities At 31 March 2019	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m

Derivative financial assets	1,592	(802)	(638)	152
Derivative financial liabilities	(940)	802	90	(48)
Total	652	–	(548)	104

		Related amounts not set off in the balance sheet
Financial assets and liabilities At 31 March 2018	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m

Derivative financial assets	1,509	(754)	(492)	263
Derivative financial liabilities	(837)	754	60	(23)
Total	672	–	(432)	240

		Related amounts not set off in the balance sheet
Financial assets and liabilities At 31 March 2017	Amounts presented in the balance sheet £m	Right of set off with derivative counterparties £m	Cash collateral £m	Net amount £m

Derivative financial assets	2,246	(693)	(702)	851
Derivative financial liabilities	(903)	693	64	(146)
Total	1,343	–	(638)	705

Summary of Derivative Financial Instruments are Held at Fair Value on Balance Sheet

The fair values of outstanding swaps and foreign exchange contracts are estimated using discounted cash flow models and market rates of interest and foreign exchange at the balance sheet date.

At 31 March 2019	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m

Designated in a cash flow hedge	102	1,228	40	689
Other	9	253	8	203
Total derivatives	111	1,481	48	892

At 31 March 2018	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m

Designated in a cash flow hedge	187	1,061	41	587
Other	10	251	9	200
Total derivatives	197	1,312	50	787

At 31 March 2017	Current asset £m	Non-current asset £m	Current liability £m	Non-current liability £m

Designated in a cash flow hedge	417	1,508	25	616
Other	11	310	9	253
Total derivatives	428	1,818	34	869

Summary of Items Designated As Hedging Instruments

The amounts related to items designated as hedging instruments were as follows:

Hedged items At 31 March 2019	Notional principal £m	Asset £m	Liability £m	Balance in cash flow hedge related reserves (gain)/loss £m	Fair value (gain)/loss recognised in OCI £m	Amount recycled from cash flow hedge related reserves to P&L £m
Sterling, euro and US dollar denominated borrowings[a]	13,518	1,311	(702)	(48)	(130)	(19)
US dollar step up interest on US denominated borrowings[b]	145	3	(1)	(38)	(13)	4
Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies[c]	1,821	16	(26)	(13)	(33)	33
Total cash flow hedges	15,484	1,330	(729)	(99)	(176)	18
Deferred tax		–	–	15
Derivatives not in a designated hedge relationship		262	(211)	–
Carrying value on the balance sheet		1,592	(940)	(84)

Hedged items At 31 March 2018[d]	Notional principal £m	Asset £m	Liability £m	Balance in cash flow hedge related reserves (gain)/loss £m	Fair value (gain)/loss recognised in OCI £m	Amount recycled from cash flow hedge related reserves to P&L £m
Sterling, euro and US dollar denominated borrowings[a]	12,504	1,222	(608)	101	347	(333)
US dollar step up interest on US denominated borrowings[b]	143	–	(6)	(29)	13	3
Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies[c]	1,989	26	(14)	(13)	8	53
Total cash flow hedges	14,636	1,248	(628)	59	368	(277)
Deferred tax		–	–	(22)
Derivatives not in a designated hedge relationship		261	(209)	–
Carrying value on the balance sheet		1,509	(837)	37

Hedged items At 31 March 2017[d]	Notional principal £m	Asset £m	Liability £m	Balance in cash flow hedge related reserves (gain)/loss £m	Fair value (gain)/loss recognised in OCI £m	Amount recycled from cash flow hedge related reserves to P&L £m
Sterling, euro and US dollar denominated borrowings[a]	10,041	1,845	(621)	87	(800)	938
US dollar step up interest on US denominated borrowings[b]	146	5	(2)	(45)	(21)	4
Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies[c]	2,327	75	(18)	(74)	(63)	(4)
Total cash flow hedges	12,514	1,925	(641)	(32)	(884)	938
Deferred tax		–	–	(95)
Derivatives not in a designated hedge relationship		321	(262)	–
Carrying value on the balance sheet		2,246	(903)	(127)

[a] Sterling, euro and US dollar denominated borrowings are hedged using cross currency swaps and interest rate swaps. Amounts recycled to the profit and loss are presented within other operating costs       and finance expense

[b] US dollar step up interest on US denominated borrowings are hedged using forward currency contracts. Amounts recycled to profit and loss are presented within finance expense.

[c] Foreign currency purchases, principally denominated in US dollar, euro and Asia Pacific currencies are hedged using forward currency contracts. Amounts recycled to profit and loss in respect of these items are presented within cost of sales and other operating costs.

[d] We have presented comparatives to this information, now required by IFRS7 following the adoption of IFRS9, for 31 March 2018 and 31 March 2017.